Debt (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Debt [Abstract]
Schedule of Long Term and Short Term Debt

The components of long term and short term debt were as follows:

(In USD) As at	Effective interest rates	Original Maturities*	December 31, 2024	March 31, 2024
Current
Non-convertible debentures
- 7.7% Debentures	-	November 15, 2024	$-	$335,549
- from non-banking financial companies (NBFCs)
- from others (NBFCs)
- Mahindra & Mahindra Financial Services Limited	-	February 28, 2025	538,695	873,924
- TATA Motors Finance Limited	12.77%	May 31, 2027	1,921,963	2,187,128
- Kotak Mahindra Financial Services Limited	1.00%	February 28, 2025	342,417	348,599
- Jain and Sons Services Limited	-	December 31, 2024	-	47,992
- Mercury Car Rentals Private Limited	-	November 30, 2024	-	249,560
- Orix Leasing and Financial Services India LTD	12.00%	December 31, 2025	83,327	156,370
- Clix Finance India Private Limited	4.11%	July 2, 2025	86,790	124,931
Financing arrangement with-
- AON Premium Finance LLC	-	September 28, 2024	-	725,430
			$2,973,192	$5,049,483
*	Maturities have been stated as per the respective agreements with the financiers. For Tata Motors Finance Limited, due to non-payment of scheduled EMIs, the loan is immediately payable and is classified as current. The debts are not associated with any restrictive covenants.

The components of long term and short term debt were as follows:

As at	Effective interest rates	Maturities*	March 31, 2024	March 31, 2023
Current
Non-convertible debentures
- 7.7% Debentures	-	June 30, 2024	$335,549	$454,969
Term loans
- from related parties (NBFCs)
- Mahindra & Mahindra Financial Services Limited**	-	June 30, 2024	-	1,054,887
- from others (NBFCs)
- Mahindra & Mahindra Financial Services Limited**		June 30, 2024	873,924	-
- Cholamandalam Investment and Finance	-	-	-	14,075
- TATA Motors Finance Limited	13.05%	May 31, 2027	2,187,128	13,884
- Kotak Mahindra Financial Services Limited	1.00%	February 28, 2025	348,599	360,897
- Nissan Renault Financial Services India Private Limited	-	-	-	13,658
- Jain and Sons Services Limited	-	December 31, 2024	47,992	29,228
- Mercury Car Rentals Private Limited	-	June 30, 2024	249,560	243,567
- Orix Leasing and Financial Services India LTD	13.41%	March 31, 2025	156,370	85,850
- Clix Finance India Unlimited	6.32%	July 2, 2025	124,931	199,732
Financing arrangement with-
- AON Premium Finance LLC	7.74%	September 28, 2024	725,430	-

			5,049,483	2,470,748

Non current
Term loans
- from non-banking financial companies (NBFCs)
- Cholamandalam Investment and Finance	-	-	-	3,916
- TATA Motors Finance Limited	13.05%	May 31, 2027	-	2,551,521
- Kotak Mahindra Financial Services Limited	1.00%	February 28, 2025	-	222,676
- Jain and Sons Services Limited	-	December 31, 2024	-	38,971
- Orix Leasing and Financial Services India LTD	13.41%	March 31, 2025	-	116,709
- Clix Finance India Unlimited	6.32%	July 2, 2025	-	105,407

			-	3,039,200
*	Maturities have been stated as per the respective agreements with the financers. However, except for AON Premium Finance LLC, due to non-payment of scheduled EMIs, the loans are immediately payable and are classified as current. These debts are not associated with any restrictive covenants.
**	Mahindra & Mahindra Financial Services Limited is a related party till December 28, 2023, accordingly the outstanding balances as on March 31, 2024 with this related party has been disclosed under Term loan from NBFC - Others. Further, fixed deposits amounting to $259,992 are marked as lien against the loan which is recognized under 'Short term investments' in the Consolidated Balance Sheet.

Schedule of Total Maturity
Total maturity as of December 31, 2024
Year ending March 31,
2025 (January 1, 2025 till March 31, 2025)	$2,909,457
2026	63,735
2027	-
2028	-
2029	-
Thereafter	-
$2,973,192

Total maturity for the year ending on March 31,
2025	5,049,483
2026	-
2027	-
2028	-
2029	-
Thereafter	-
$5,049,483

*	Maturities have been stated as per the respective agreements with the financers. However, except for AON Premium Finance LLC, due to non-payment of scheduled EMIs, the loans are immediately payable and are classified as current. These debts are not associated with any restrictive covenants.
**	Mahindra & Mahindra Financial Services Limited is a related party till December 28, 2023, accordingly the outstanding balances as on March 31, 2024 with this related party has been disclosed under Term loan from NBFC - Others. Further, fixed deposits amounting to $259,992 are marked as lien against the loan which is recognized under 'Short term investments' in the Consolidated Balance Sheet.